OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses	$ 2,255	$ 1,758
Accrued taxes	416	473
Advances from customers	23	1,103
Contingent consideration		1,949
Others	270	264
Total other payables and accrued expenses	3,157	5,710
Foreign Exchange Contract [Member]
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Foreign currency derivative contracts	$ 193	$ 163